Segmental information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Summary of operating segments
The Group's reportable segments are based on principal Product Groups (PGs) and are consistent with the internal reporting structure as at 30 June 2022. Business units (BUs) are allocated to PGs based on management structure. The reportable segments are described as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining, salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper	Mining and refining of copper, gold, silver, molybdenum and other by-products; exploration activities together with the Simandou iron ore project, which is the responsibility of the Copper product group chief executive.
Minerals	Includes businesses with products such as borates, lithium, titanium dioxide feedstock together with the Iron Ore Company of Canada (iron ore mining and iron concentrate/pellet production). Also includes diamond mining, sorting and marketing.
3. Segmental information (continued)

Six months ended 30 June 2022	Gross product sales(a) US$m	Underlying EBITDA(b) US$m	Underlying earnings(c) US$m	Capital expenditure(d) US$m
Iron Ore	16,610	10,395	6,461	1,472
Aluminium	7,796	2,866	1,547	681
Copper	3,547	1,487	543	867
Minerals	3,403	1,259	420	268
Reportable segments total	31,356	16,007	8,971	3,288
Other Operations	107	(78)	(167)	9
Inter-segment transactions	(149)	(1)	—
Product group total	31,314	15,928	8,804	3,297
Other items			—	41
Share of equity accounted units	(1,539)		—	(193)
Proceeds from disposal of property, plant and equipment			—	1
Central pension costs, share-based payments & insurance & derivatives		265	237
Restructuring, project and one-off costs		(86)	(61)
Central costs		(397)	(363)
Central exploration and evaluation		(113)	(95)
Net interest		—	105	—
Consolidated sales revenue/Capital expenditure	29,775			3,146
Underlying EBITDA/Underlying Earnings		15,597	8,627
3. Segmental information (continued)

Six months ended 30 June 2021	Gross product sales(a) US$m	Underlying EBITDA(b) US$m	Underlying earnings(c) US$m	Capital expenditure(d) US$m
Iron Ore	21,707	16,060	10,216	1,912
Aluminium	5,932	1,924	921	524
Copper	3,779	2,048	885	750
Minerals	3,270	1,398	498	209
Reportable segments total	34,688	21,430	12,520	3,395
Other Operations	85	(4)	(51)	—
Inter-segment transactions	(145)	(6)	(3)	—
Product group total	34,628	21,420	12,466	3,395
Other items			—	35
Share of equity accounted units	(1,545)		—	(120)
Proceeds from disposal of property, plant and equipment			—	26
Central pensions, share-based payments, insurance and derivatives		119	120
Restructuring, project and one-off costs		(36)	(23)
Central costs		(346)	(294)
Central exploration and evaluation		(120)	(100)
Net interest			(3)
Consolidated sales revenue/Capital expenditure	33,083			3,336
Underlying EBITDA/ Underlying Earnings		21,037	12,166

(a)Gross product sales include the sales revenue of equity accounted units on a proportionate basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units, which are not included in gross product sales.
(b)Underlying EBITDA (calculated on page F-13) is reported to provide greater understanding of the underlying business performance of Rio Tinto's operations. It represents profit before tax, net finance items, depreciation and amortisation excluding the EBITDA impact of the same items that are excluded in arriving at underlying earnings (as defined below).
(c)Underlying earnings (calculated on page F-14) represent net earnings attributable to the owners of Rio Tinto, adjusted to exclude items, which do not reflect the underlying performance of the Group’s operations. Underlying earnings and net earnings both represent amounts attributable to owners of Rio Tinto. Exclusions from underlying earnings relating to equity accounted units are stated after tax and included in “Pre-tax” earnings, consistent with the requirements of the equity accounting method.
Exclusions from underlying earnings are those gains and losses, that individually, or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into underlying business performance.
3. Segmental information (continued)
The following items are excluded from net earnings in arriving at underlying earnings in each period irrespective of materiality:
–Net gains/(losses) on disposal of interests in businesses.
–Impairment charges and reversals.
–Profit/(loss) after tax from discontinued operations.
–Exchange and derivative gains and losses. This exclusion includes exchange gains/(losses) on external net cash and intragroup balances, unrealised gains/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, unrealised gains/(losses) on certain commodity derivatives not qualifying for hedge accounting, and unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting.
–Adjustments to closure provisions where the adjustment is associated to an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
(d)Capital expenditure is the net cash outflow on purchases less sales of property, plant and equipment, capitalised evaluation costs and purchases less sales of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.